Average Annual Total Returns - First Trust Financials AlphaDEX Fund	First Trust Financials AlphaDEX Fund 1 Year	First Trust Financials AlphaDEX Fund 5 Years	First Trust Financials AlphaDEX Fund 10 Years	First Trust Financials AlphaDEX Fund Since Inception	First Trust Financials AlphaDEX Fund Inception Date	First Trust Financials AlphaDEX Fund After tax on distributions 1 Year	First Trust Financials AlphaDEX Fund After tax on distributions 5 Years	First Trust Financials AlphaDEX Fund After tax on distributions 10 Years	First Trust Financials AlphaDEX Fund After tax on distributions Since Inception	First Trust Financials AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Financials AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Financials AlphaDEX Fund After tax on distributions and sale of fund shares 10 Years	First Trust Financials AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	StrataQuant® Financials Index (reflects no deduction for fees, expenses or taxes) 1 Year	StrataQuant® Financials Index (reflects no deduction for fees, expenses or taxes) 5 Years	StrataQuant® Financials Index (reflects no deduction for fees, expenses or taxes) 10 Years	StrataQuant® Financials Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Financial Services Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Financial Services Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Financial Services Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Financial Services Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	26.26%	9.49%	12.38%	5.99%	May 08, 2007	25.35%	8.68%	11.60%	5.27%	15.52%	7.08%	9.89%	4.44%	27.19%	10.23%	13.21%	6.84%	31.43%	11.48%	13.54%	8.52%	32.13%	11.17%	12.26%	2.19%	33.76%	11.89%	12.86%